CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2014	$ 4,961	$ 25	$ 4,342	$ 2,291	$ (1,736)	$ 39
Beginning balance at Dec. 31, 2014							$ 16
Net income (loss), excluding redeemable non controlling interests	23			22		1
Other comprehensive loss, net of tax	(34)				(34)
Capital increase	2		1			1
Share-based compensation expense	12		12
Other changes	(9)			(8)		(1)
Ending balance at Mar. 31, 2015	4,955	25	4,355	2,305	(1,770)	40
Ending balance at Mar. 31, 2015							16
Beginning balance at Dec. 31, 2015	4,843	25	4,399	2,241	(1,863)	41
Beginning balance at Dec. 31, 2015	18						18
Net income (loss), excluding redeemable non controlling interests	(515)			(512)		(3)	2
Other comprehensive loss, net of tax	55				52	3
Dividend paid	(1)					(1)	(1)
Share-based compensation expense	11		11
Other changes	(31)		(5)	1		(27)
Ending balance at Mar. 31, 2016	4,362	$ 25	$ 4,405	$ 1,730	$ (1,811)	$ 13	$ 19
Ending balance at Mar. 31, 2016	$ 19